Document And Entity Information	Nov. 03, 2021
Document Information [Line Items]
Entity, Registrant Name	Net Element, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 03, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34887
Entity, Tax Identification Number	90-1025599
Entity, Address, Address Line One	3363 NE 163rd Street, Suite 605
Entity, Address, City or Town	North Miami Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33160
City Area Code	305
Local Phone Number	507-8808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NETE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001499961